Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments
36.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed

Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2017 and 2018, respectively, were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2017	$23,142,780		$23,247,085
December 31, 2018	16,985,936	$554,915	17,126,752	$559,515

2)	Fair value hierarchy

The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration or the latest trading prices. The significant unobservable inputs is discount rates that reflected the credit risk of various counterparties and the latest trading prices.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2017

Financial assets at FVTPL
Financial assets designated as at FVTPL
Private-placement convertible bonds	$-	$100,496	$-	$100,496
Derivative financial assets
Forward exchange contracts	-	61,325	-	61,325
Swap contracts	-	60,538	-	60,538
Non-derivative financial assets held for trading
Quoted ordinary shares	4,410,732	-	-	4,410,732
Open-end mutual funds	589,976	-	-	589,976

	$5,000,708	$222,359	$-	$5,223,067

Available-for-sale financial assets
Unquoted ordinary shares	$-	$-	$662,477	$662,477
Limited Partnership	-	-	246,072	246,072
Quoted ordinary shares	279,791	-	-	279,791
Open-end mutual funds	23,825	-	-	23,825

	$303,616	$-	$908,549	$1,212,165

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$652,107	$-	$652,107
Forward exchange contracts	-	25,323	-	25,323

	$-	$677,430	$-	$677,430

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2018

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$-	$1,557,714	$50,889	$-	$-	$1,557,714	$50,889
Forward exchange contracts	-	-	32,070	1,048	-	-	32,070	1,048
Non-derivative financial assets
Quoted ordinary shares	5,151,255	168,287	-	-	-	-	5,151,255	168,287
Open-end mutual funds	581,800	19,007	-	-	-	-	581,800	19,007
Unquoted preferred shares	-	-	-	-	275,000	8,984	275,000	8,984
Private-placement funds	-	-	-	-	200,123	6,537	200,123	6,537
Hybrid financial assets
Private-placement convertible bonds	-	-	100,496	3,283	-	-	100,496	3,283

	$5,733,055	$187,294	$1,690,280	$55,220	$475,123	$15,521	$7,898,458	$258,035

Financial assets at FVTOCI
Investments in equity instruments
Unquoted shares	$-	$-	$-	$-	$540,730	$17,665	$540,730	$17,665
Limited partnership	-	-	-	-	39,669	1,296	39,669	1,296
Investments in debt instruments
Unsecured subordinate corporate bonds	-	-	-	-	1,016,924	33,222	1,016,924	33,222

	$-	$-	$-	$-	$1,597,323	$52,183	$1,597,323	$52,183

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$-	$29,058	$949	$-	$-	$29,058	$949
Forward exchange contracts	-	-	7,597	248	-	-	7,597	248

	$-	$-	$36,655	$1,197	$-	$-	$36,655	$1,197

For the financial assets and liabilities that were measured at fair value on a recurring basis held for the years ended December 31, 2017 and 2018, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

2)	Reconciliation of Level 3 fair value measurements of financial assets

For the years ended December 31, 2016 and 2017

	For the Year Ended December 31
	2016	2017
	NT$	NT$

Balance at January 1	$741,089	$904,790
Purchases	495,928	2,649
Total gain or loss
In profit or loss	(100,734)	28
In other comprehensive income	(202,565)	17,284
Disposals	(28,928)	(16,202)

Balance at December 31	$904,790	$908,549

For the year ended December 31, 2018

	FVTPL		FVTOCI
Financial Assets	Equity Instruments		Equity Instruments		Debt Instruments		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Balance at January 1 (Note 3)	$-	$-	$908,549	$29,681	$1,080,000	$35,283	$1,988,549	$64,964
Recognized in profit or loss	(2,313)	(76)	-	-	-	-	(2,313)	(76)
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	-	-	(224,172)	(7,323)	(63,076)	(2,061)	(287,248)	(9,384)
Purchases	477,436	15,597	105,000	3,430	-	-	582,436	19,027
Disposals	-	-	(208,978)	(6,827)	-	-	(208,978)	(6,827)

Balance at December 31	$475,123	$15,521	$580,399	$18,961	$1,016,924	$33,222	$2,072,446	$67,704

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts and forward exchange contracts	Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.
Private-placement convertible bonds

Discounted cash flows - Future cash flows are estimated based on observable stock prices at balance sheet dates and contract conversion prices, discounted at rates that reflected the credit risk of various counterparties.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement

The fair value of unquoted ordinary shares and private-placement funds were determined using market approach and asset-based approach. The significant unobservable inputs is the discount for lack of marketability of 20% to 30%. If the discount for lack of marketability to the valuation model were increased by 1% to reflect reasonably possible alternative assumptions while all the other variables were held constant, the fair value of unquoted shares would have decreased approximately by NT$7,700 thousand (US$252 thousand).

The fair values of investments in limited partnership are measured by estimating future cash inflows from disposal (net of transaction cost).

The fair values of the unsecured subordinate corporate bonds were determined using income approach based on a discounted cash flow analysis. The significant unobservable input is the discount rate that reflects the credit risk of the counterparty. If the discount rate was increased by 0.1% while all the other variables were held constant, the fair value of the bonds would have decreased approximately by NT$7,000 thousand (US$229 thousand).

c.	Categories of financial instruments

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Designated as at FVTPL	$100,496	$-	$-
Held for trading	5,122,571	-	-
Mandatorily at FVTPL	-	7,898,458	258,035
Available-for-sale financial assets	1,212,165	-	-
Loans and receivables (Note 1)	103,973,567	-	-
Measured at amortized cost (Note 1)	-	139,866,736	4,569,314
FVTOCI
Equity instruments	-	580,399	18,961
Debt instruments	-	1,016,924	33,222

Financial liabilities

FVTPL
Held for trading	677,430	36,655	1,197
Financial liabilities for hedging	-	3,899,634	127,397
Measured at amortized cost (Note 2)	139,561,999	286,035,732	9,344,520

Note 1:     The balances included financial assets measured at amortized cost which comprise cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:     The balances included financial liabilities measured at amortized cost which comprise short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

d.	Financial risk management objectives and policies

The derivative instruments used by the Group are to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group are designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.

The Group’s risk management department monitors risks to mitigate risk exposures, reports unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk

The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.

There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk

The Group had sales and purchases as well as financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.

The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note 40.

The Group was principally subject to the impact to exchange rate fluctuation in US$ and JPY against NT$ or CNY. 1% is the sensitivity rate used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in U.S. dollars and Japanese yen both against NT$ and CNY would be NT$69,000 thousand, NT$101,000 thousand and NT$129,000 thousand (US$4,214 thousand) for the years ended December 31, 2016, 2017 and 2018, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at the end of the year. As the year-end exposure did not reflect the exposure for the years ended December 31, 2016, 2017 and 2018, the abovementioned sensitivity analysis was unrepresentative of those years.

Hedge accounting-2018

The Group’s hedging strategy is to lift foreign currency borrowings to avoid 100% exchange rate exposure of its foreign currency equity instruments, which is designated as fair value hedges. Hedge adjustments are made when the foreign currency equity instruments were evaluated based on the exchange rates on each balance sheet date, the foreign exchange gains (losses) will be totally offset.

The source of hedge ineffectiveness in these hedging relationships is the material difference between the notional amounts of foreign currency borrowings and foreign currency equity instruments. No other sources of ineffectiveness is expected to emerge from these hedging relationships.

b)	Interest rate risk

Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates will lead to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group uses financing tool with low interest rate and favorable term so as to maintain low financing cost, adequate banking facilities, as well as to hedge interest rate risk.

The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$17,552,955	$17,485,561	$571,237

Cash flow interest rate risk
Financial assets	39,880,736	32,942,747	1,076,209
Financial liabilities	42,270,321	172,737,393	5,643,169

For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2016, 2017 and 2018 would have decreased or increased approximately by NT$358,000 thousand, NT$24,000 thousand and NT$1,398,000 thousand (US$45,671 thousand), respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the interest rate items at the end of the reporting period. As the year-end exposure did not reflect the exposure for the years ended December 31, 2016, 2017 and 2018, the abovementioned sensitivity analysis was unrepresentative of those periods.

c)	Other price risk

The Group was exposed to equity or bond price risk through its investments in financial assets at FVTPL (included quoted ordinary shares, open-end mutual funds, unquoted preferred shares, private-placement funds and private-placement convertible bonds) and financial assets at FVTOCI for the year ended December 31, 2018. If equity and bond prices were 1% higher or lower, profit before income tax for the year ended December 31, 2018 would have increased or decreased approximately by NT$64,000 thousand (US$2,091 thousand) and other comprehensive income before income tax for the year ended December 31, 2018 would have increased or decreased approximately by NT$16,000 thousand (US$523 thousand).

ASE and its subsidiaries were exposed to equity or debt price risk through its investments in financial assets at FVTPL (including private-placement convertible bonds, quoted shares and open-end mutual funds) and available-for-sale financial assets for the years ended December 31, 2016 and 2017. If equity or debt prices were 1% higher or lower, profit before income tax for the years ended December 31, 2016 and 2017 would have increased or decreased approximately by NT$26,000 thousand and NT$52,000 thousand, respectively, and other comprehensive income before income tax for the years ended December 31, 2016 and 2017 would have both increased or decreased approximately by NT$13,000 thousand.

In addition, ASE was also exposed to its ordinary share price risk through conversion option, redemption option and put option of Bonds which was recognized as financial liabilities held for trading as of December 31, 2016. 7% is the sensitivity rate used when reporting price risk internally to key management personnel. If the ASE’s ordinary share price increased or decreased by 7%, profit before income tax for the year ended December 31, 2016 would have decreased approximately by NT$510,000 thousand or increased approximately by NT$445,000 thousand.

2)	Credit risk

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, trade and other receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.

As of December 31, 2017 and 2018, the Group’s five largest customers accounted for 33% and 36% of trade receivables, respectively. The Group transacts with a large number of unrelated customers and, thus, no concentration of credit risk was observed.

3)	Liquidity risk

The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.

In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative financial liabilities were based on the agreed repayment dates.

To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

December 31, 2017

Non-derivative financial liabilities
Non-interest bearing	$30,695,797	$18,387,296	$4,549,468	$2,807	$176,199
Floating interest rate liabilities	6,641,541	4,153,830	5,101,178	27,196,245	900,310
Fixed interest rate liabilities	8,522,765	7,526,270	1,526,449	11,902,335	6,462,396

	$45,860,103	$30,067,396	$11,177,095	$39,101,387	$7,538,905

December 31, 2018

Non-derivative financial liabilities
Non-interest bearing	$33,156,044	$34,493,000	$6,899,093	$57,375	$196,523
Floating interest rate liabilities	15,762,004	7,127,606	25,510,718	131,014,040	-
Fixed interest rate liabilities	7,677,097	4,811,536	242,461	13,621,814	4,367,546

	$56,595,145	$46,432,142	$32,652,272	$144,693,229	$4,564,069

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
December 31, 2018

Non-derivative financial liabilities
Non-interest bearing	$1,083,177	$1,126,854	$225,387	$1,874	$6,420
Floating interest rate liabilities	514,930	232,852	833,411	4,280,106	-
Fixed interest rate liabilities	250,804	157,188	7,921	445,012	142,684

	$1,848,911	$1,516,894	$1,066,719	$4,726,992	$149,104

The amounts included above for floating interest rate instruments for non-derivative financial liabilities was subject to change if changes in floating interest rates differ from those estimates of interest rates determined at each balance sheet date.

The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2017

Net settled
Forward exchange contracts	$(8,820)	$-	$-

Gross settled
Forward exchange contracts
Inflows	$3,711,302	$2,169,093	$390,379
Outflows	(3,679,154)	(2,138,635)	(386,880)
	32,148	30,458	3,499

Swap contracts
Inflows	12,116,531	14,434,880	36,676,224
Outflows	(12,189,576)	(14,629,738)	(36,452,398)
	(73,045)	(194,858)	223,826

	$(40,897)	$(164,400)	$227,325

December 31, 2018

Net settled
Forward exchange contracts	$2,040	$1,620	$-

Gross settled
Forward exchange contracts
Inflows	$2,580,194	$466,489	$-
Outflows	(2,556,607)	(460,725)	-
	23,587	5,764	-

Swap contracts
Inflows
Outflows	14,136,620	9,214,500	38,160,316
	(13,946,583)	(8,650,320)	(36,596,419)
	190,037	564,180	1,563,897

	$213,624	$569,944	$1,563,897

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2018
Net settled
Forward exchange contracts	$67	$53	$-

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Gross settled
Forward exchange contracts
Inflows	$84,293	$15,240	$-
Outflows	(83,522)	(15,052)	-
	771	188	-

Swap contracts
Inflows	461,830	301,029	1,246,662
Outflows	(455,622)	(282,598)	(1,195,571)
	6,208	18,431	51,091

	$6,979	$18,619	$51,091